T. ROWE PRICE Target 2025 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 54 .6%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  88,679 19,337 21,209 18,447,124 86,701
New Income Fund  65,474 12,731 16,940 7,947,687 64,456
International Bond Fund (USD
Hedged)  25,677 4,014 6,346 2,774,923 23,948
Dynamic Global Bond Fund  15,470 2,703 4,100 1,873,938 14,036
Emerging Markets Bond Fund  13,589 1,951 3,261 1,369,011 13,676
High Yield Fund  11,930 1,272 2,734 1,785,022 10,657
U.S. Treasury Long-Term Index
Fund  11,818 956 4,451 1,328,406 9,843
Dynamic Credit Fund  5,782 1,327 1,526 636,803 5,598
Floating Rate Fund  4,054 437 918 387,561 3,507
Total Bond Funds (Cost $ 239,400 ) 232,422
EQUITY FUNDS 42 .3%
T. Rowe Price Funds:
Value Fund  27,770 2,839 5,262 521,767 27,555
Growth Stock Fund  25,973 5,499 4,679 234,044 24,235
Hedged Equity Fund  18,880 2,134 3,627 1,342,913 17,874
International Value Equity Fund  15,868 1,338 3,908 560,815 14,929
U.S. Large-Cap Core Fund  18,712 2,212 6,062 324,581 14,450
Overseas Stock Fund  13,651 1,118 2,893 758,286 13,498
Equity Index 500 Fund  13,203 5,391 5,011 73,526 13,148
Real Assets Fund  13,071 1,142 5,014 586,825 12,318
International Stock Fund  12,032 1,715 2,246 512,910 11,561
Emerging Markets Discovery Stock
Fund  5,420 552 1,945 270,535 5,643
Mid-Cap Value Fund  5,911 625 1,822 151,610 5,403
Emerging Markets Stock Fund  4,641 347 1,436 100,562 5,082
Mid-Cap Growth Fund  6,405 658 1,963 50,190 5,081
New Horizons Fund (3) 2,744 1,046 855 54,156 3,094
Small-Cap Value Fund  3,643 507 1,220 55,337 3,082
Small-Cap Stock Fund  3,081 371 759 47,413 2,953
Total Equity Funds (Cost $ 110,851 ) 179,906

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .1%
Money Market Funds  3.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 20,008 14,035 20,824 13,218,633 13,219
Total Short-Term Investments (Cost $ 13,219 ) 13,219
Total Investments in Securities 100.0%
(Cost $363,470) $ 425,547
Other Assets Less Liabilities (0.0)% (182)
Net Assets 100.0% $ 425,365
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$4,414 and $4,414, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (7) $ 15 $ 307
Dynamic Global Bond Fund  (322) (37) 465
Emerging Markets Bond Fund  (186) 1,397 671
Emerging Markets Discovery Stock Fund  260 1,616 271
Emerging Markets Stock Fund  192 1,530 92
Equity Index 500 Fund  2,414 (435) 117
Floating Rate Fund  (7) (66) 215
Growth Stock Fund  5,149 (2,558) 28
Hedged Equity Fund  1,504 487 249
High Yield Fund  (78) 189 624
International Bond Fund (USD Hedged)  (380) 603 743
International Stock Fund  1,242 60 337
International Value Equity Fund  2,354 1,631 494
Limited Duration Inflation Focused Bond Fund  (414) (106) 3,706
Mid-Cap Growth Fund  576 (19) 39
Mid-Cap Value Fund  379 689 115
New Horizons Fund  356 159 —
New Income Fund  (1,393) 3,191 2,356
Overseas Stock Fund  1,222 1,622 371
Real Assets Fund  1,183 3,119 461
Small-Cap Stock Fund  333 260 21
Small-Cap Value Fund  562 152 47
U.S. Large-Cap Core Fund  2,711 (412) 175
U.S. Treasury Long-Term Index Fund  (945) 1,520 336
Value Fund  2,199 2,208 405
U.S. Treasury Money Fund, 3.76% — — 498
Affiliates not held at period end (4) — 4
Totals $ 18,900 # $ 16,815 $ 13,147 +

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $8,075 of the net realized gain (loss).
+ Investment income comprised $13,147 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2025 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F186-054Q3 02/26